Long-term debt - Summary of Future Minimum Lease Payments for Finance Leases (Detail) $ in Thousands	Mar. 29, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 3,234
2027	1,843
2028	0
2029	0
2030	0
Total minimum lease payments	5,077
Less imputed interest	(542)
Total	$ 4,535